Schedule of Investments (unaudited)
July 31, 2026
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 ClearBridge Small Cap Growth Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 95.7%
Communication Services — 0.4%
Media — 0.4%
Liftoff Mobile Inc.	350,008	$7,770,178 *

Consumer Discretionary — 7.0%
Automobile Components — 0.3%
Fox Factory Holding Corp.	298,769	5,377,842 *
Broadline Retail — 1.7%
Global-e Online Ltd.	854,136	33,576,086 *
Diversified Consumer Services — 1.1%
Universal Technical Institute Inc.	516,765	20,314,032 *
Hotels, Restaurants & Leisure — 2.9%
Dutch Bros Inc., Class A Shares	573,340	37,742,972 *
Wingstop Inc.	132,594	17,169,597
Total Hotels, Restaurants & Leisure		54,912,569
Specialty Retail — 1.0%
Boot Barn Holdings Inc.	124,624	18,567,730 *

Total Consumer Discretionary		132,748,259
Consumer Staples — 4.9%
Consumer Staples Distribution & Retail — 4.9%
BJ’s Wholesale Club Holdings Inc.	280,163	27,394,338 *
Casey’s General Stores Inc.	32,463	28,275,273
Grocery Outlet Holding Corp.	830,014	7,627,828 *
Performance Food Group Co.	269,889	30,872,603 *

Total Consumer Staples		94,170,042
Energy — 5.2%
Energy Equipment & Services — 3.7%
Archrock Inc.	392,738	14,044,311
Cactus Inc., Class A Shares	605,520	39,364,855
Solaris Energy Infrastructure Inc.	358,400	18,425,344
Total Energy Equipment & Services		71,834,510
Oil, Gas & Consumable Fuels — 1.5%
Matador Resources Co.	570,620	28,468,232

Total Energy		100,302,742
Financials — 8.8%
Banks — 2.9%
Pathward Financial Inc.	137,826	12,161,766
UMB Financial Corp.	110,881	16,158,688
Wintrust Financial Corp.	163,217	26,039,640
Total Banks		54,360,094
Capital Markets — 3.4%
Hamilton Lane Inc., Class A Shares	247,625	22,016,339
PJT Partners Inc., Class A Shares	258,394	43,490,294
Total Capital Markets		65,506,633
Financial Services — 2.2%
NMI Holdings Inc.	471,240	20,875,932 *
Shift4 Payments Inc., Class A Shares	390,680	20,706,040 *
Total Financial Services		41,581,972
See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 ClearBridge Small Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — 0.3%
Trupanion Inc.	254,996	$6,244,852 *

Total Financials		167,693,551
Health Care — 25.6%
Biotechnology — 15.0%
Bridgebio Pharma Inc.	227,544	18,223,999 *
Caris Life Sciences Inc.	660,546	10,350,756 *
CG oncology Inc.	187,829	13,371,547 *
Dyne Therapeutics Inc.	276,016	6,950,083 *
Geron Corp.	6,316,110	8,147,782 *
Insmed Inc.	124,863	12,311,492 *
Kiniksa Pharmaceuticals International PLC	228,900	17,016,426 *
Krystal Biotech Inc.	24,600	8,391,552 *
Kymera Therapeutics Inc.	136,100	14,072,740 *
Madrigal Pharmaceuticals Inc.	31,954	14,932,743 *
Mirum Pharmaceuticals Inc.	239,215	25,344,829 *
Praxis Precision Medicines Inc.	18,700	5,756,421 *
Protagonist Therapeutics Inc.	224,716	30,705,194 *
Rhythm Pharmaceuticals Inc.	244,693	24,285,780 *
Scholar Rock Holding Corp.	274,700	12,991,937 *
Spyre Therapeutics Inc.	209,500	20,600,135 *
TG Therapeutics Inc.	537,374	27,959,569 *
Vaxcyte Inc.	251,100	13,579,488 *
Total Biotechnology		284,992,473
Health Care Equipment & Supplies — 1.8%
Glaukos Corp.	109,000	18,172,480 *
Insulet Corp.	91,740	15,169,209 *
Total Health Care Equipment & Supplies		33,341,689
Health Care Providers & Services — 4.4%
HealthEquity Inc.	360,320	36,251,795 *
RadNet Inc.	453,995	28,955,801 *
Surgery Partners Inc.	1,236,408	19,040,683 *
Total Health Care Providers & Services		84,248,279
Life Sciences Tools & Services — 2.6%
Charles River Laboratories International Inc.	92,100	21,414,171 *
Medpace Holdings Inc.	49,947	28,824,913 *
Total Life Sciences Tools & Services		50,239,084
Pharmaceuticals — 1.8%
Axsome Therapeutics Inc.	76,800	16,741,632 *
Tarsus Pharmaceuticals Inc.	309,489	18,272,231 *
Total Pharmaceuticals		35,013,863

Total Health Care		487,835,388
Industrials — 21.5%
Aerospace & Defense — 5.7%
Beta Technologies Inc., Class A Shares	319,188	6,042,229 *
BWX Technologies Inc.	187,711	31,666,846
Karman Holdings Inc.	273,188	13,154,002 *
Kratos Defense & Security Solutions Inc.	340,361	15,860,823 *
See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2026 Quarterly Report

 ClearBridge Small Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Aerospace & Defense — continued
Moog Inc., Class A Shares	95,836	$37,361,664
York Space Systems Inc.	311,759	4,592,210 *
Total Aerospace & Defense		108,677,774
Air Freight & Logistics — 1.7%
GXO Logistics Inc.	629,783	31,589,915 *
Building Products — 3.3%
Modine Manufacturing Co.	123,388	24,808,391 *
Simpson Manufacturing Co. Inc.	116,666	21,902,875
Trex Co. Inc.	353,335	15,320,606 *
Total Building Products		62,031,872
Construction & Engineering — 3.4%
Argan Inc.	21,800	12,435,374
Construction Partners Inc., Class A Shares	348,311	35,997,942 *
Legence Corp., Class A Shares	114,700	7,332,771 *
MYR Group Inc.	28,300	9,430,126 *
Total Construction & Engineering		65,196,213
Ground Transportation — 1.7%
XPO Inc.	165,307	33,221,748 *
Machinery — 2.3%
RBC Bearings Inc.	80,387	44,318,157 *
Trading Companies & Distributors — 3.4%
McGrath RentCorp.	232,333	26,753,145
Xometry Inc., Class A Shares	450,192	38,590,458 *
Total Trading Companies & Distributors		65,343,603

Total Industrials		410,379,282
Information Technology — 19.1%
Electronic Equipment, Instruments & Components — 2.2%
Fabrinet	51,199	22,292,556 *
OSI Systems Inc.	88,976	19,698,397 *
Total Electronic Equipment, Instruments & Components		41,990,953
IT Services — 0.9%
DigitalOcean Holdings Inc.	66,100	7,766,750 *
Wix.com Ltd.	171,693	9,448,266 *
Total IT Services		17,215,016
Semiconductors & Semiconductor Equipment — 7.3%
Allegro MicroSystems Inc.	1,033,878	42,905,937 *
Credo Technology Group Holding Ltd.	45,479	9,413,698 *
Lattice Semiconductor Corp.	426,016	52,941,008 *
MaxLinear Inc.	159,800	10,677,836 *
Rambus Inc.	169,900	15,465,997 *
Rigetti Computing Inc.	457,672	6,842,197 *
Total Semiconductors & Semiconductor Equipment		138,246,673
Software — 8.7%
Brain Corp.	598,883	1,834,498 *(a)(b)(c)
Cellebrite DI Ltd.	442,231	6,522,907 *
Cipher Digital Inc.	545,200	12,168,864 *
D-Wave Quantum Inc.	531,800	9,614,944 *
See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 ClearBridge Small Cap Growth Fund
(Percentages shown based on Fund net assets)
Security			Shares	Value

Software — continued
Hut 8 Corp.			100,900	$10,859,867 *
Intapp Inc.			419,258	13,705,544 *
JFrog Ltd.			175,000	13,963,250 *
Klaviyo Inc., Class A Shares			907,128	16,183,164 *
nCino Inc.			807,027	14,897,719 *
Sprout Social Inc., Class A Shares			387,333	3,323,317 *
Varonis Systems Inc.			877,949	35,074,063 *(d)
Zeta Global Holdings Corp., Class A Shares			1,308,411	28,261,678 *
Total Software				166,409,815

Total Information Technology				363,862,457
Materials — 3.2%
Chemicals — 3.0%
Balchem Corp.			158,085	26,487,932
Element Solutions Inc.			823,316	30,240,397
Total Chemicals				56,728,329
Metals & Mining — 0.2%
Materion Corp.			24,100	5,081,244

Total Materials				61,809,573
Total Common Stocks (Cost — $1,221,546,000)				1,826,571,472
Investments in Underlying Funds — 2.4%
iShares Trust — iShares Russell 2000 Growth ETF			33,700	12,491,579
SPDR Series Trust — State Street SPDR S&P Biotech ETF			221,815	32,609,023

Total Investments in Underlying Funds (Cost — $31,719,986)				45,100,602
	Rate
Preferred Stocks — 0.3%
Information Technology — 0.3%
Software — 0.3%
Brain Corp. (Cost — $10,146,825)	—		1,923,387	5,891,719 *(a)(b)(c)
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
Varonis Systems Inc., Put @ $40.000 (Cost — $264,216)	8/21/26	872	$3,483,640	252,880
Total Investments before Short-Term Investments (Cost — $1,263,677,027)				1,877,816,673
	Rate		Shares
Short-Term Investments — 1.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.559%		16,805,702	16,805,702 (e)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.646%		16,805,702	16,805,702 (e)(f)

Total Short-Term Investments (Cost — $33,611,404)				33,611,404
Total Investments — 100.2% (Cost — $1,297,288,431)				1,911,428,077
Liabilities in Excess of Other Assets — (0.2)%				(3,312,856)
Total Net Assets — 100.0%				$1,908,115,221

See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2026 Quarterly Report

 ClearBridge Small Cap Growth Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Restricted security (Note 3).
(d)	All or a portion of this security is pledged as collateral for written options.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2026, the total market value of investments in Affiliated Companies was $16,805,702 and the cost was $16,805,702 (Note 2).

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts
At July 31, 2026, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Varonis Systems Inc., Call (Premiums received — $206,660)	8/21/26	$50.000	872	$3,483,640	$(74,120)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
For the period October 1, 2013 to December 10, 2025, the Fund was open for purchases and incoming exchanges only by existing Fund shareholders and certain categories of investors, with certain exceptions.
Effective December 11, 2025, the Fund reopened to purchases and incoming exchanges from new investors.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an underlying fund is not available on the day of valuation, the Valuation Committee may adjust the underlying fund’s last available net asset value per share to account for significant events that have occurred subsequent to the underlying fund’s last net asset value per share calculation but prior to the day of valuation.

ClearBridge Small Cap Growth Fund 2026 Quarterly Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Information Technology	$362,027,959	—	$1,834,498	$363,862,457
Other Common Stocks	1,462,709,015	—	—	1,462,709,015
Investments in Underlying Funds	45,100,602	—	—	45,100,602
Preferred Stocks	—	—	5,891,719	5,891,719
Purchased Options	252,880	—	—	252,880
Total Long-Term Investments	1,870,090,456	—	7,726,217	1,877,816,673
Short-Term Investments†	33,611,404	—	—	33,611,404
Total Investments	$1,903,701,860	—	$7,726,217	$1,911,428,077
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	—	$74,120	—	$74,120

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2026. The following transactions were effected

ClearBridge Small Cap Growth Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
in such company for the period ended July 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,291,707	$323,212,966	323,212,966	$309,698,971	309,698,971

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$270,994	—	$16,805,702
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 7/31/2026	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	598,883	3/21	$2,617,119	$1,834,498	$3.06	0.10%
Brain Corp., Preferred Shares	1,923,387	4/20, 11/20	10,146,825	5,891,719	3.06	0.30
Total			$12,763,944	$7,726,217		0.40%

ClearBridge Small Cap Growth Fund 2026 Quarterly Report